Guarantees	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Guarantees
We extend a variety of financial, market value and product performance guarantees to third parties. As of December 31, 2019 and 2018, the following financial guarantees were outstanding:

	December 31, 2019		December 31, 2018
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$333	$7	$348	$9
Credit facilities and debt obligations	—	—	15	—
Performance guarantees	48	—	55	5
We also have obligations arising from sales of certain businesses and assets, including those from representations and warranties and related indemnities for environmental, health and safety, tax and employment matters. The maximum potential payment related to these obligations is not a specified amount as a number of the obligations do not contain financial caps. The carrying amount of liabilities related to these obligations was $166 million and $175 million at December 31, 2019 and 2018, respectively. For additional information regarding the environmental indemnifications, see “Note 19: Contingent Liabilities.”
We accrue for costs associated with guarantees when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts, and where no amount within a range of estimates is more likely, the minimum is accrued. In accordance with the Guarantees Topic of the FASB ASC, we record these liabilities at fair value.
We provide service and warranty policies on our products and extend performance and operating cost guarantees beyond our normal service and warranty policies on some of our products, particularly commercial aircraft engines. In addition, we incur discretionary costs to service our products in connection with specific product performance issues. Liabilities for performance and operating cost guarantees are based upon future product performance and durability, and are largely estimated based upon historical experience. Adjustments are made to accruals as claim data and historical experience warrant. The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Balance as of January 1	$929	$591
Warranties and performance guarantees issued	444	421
Settlements made	(330)	(284)
Other (1)	(10)	201
Balance as of December 31	$1,033	$929
(1)    Other in 2018 is driven by the Rockwell Collins acquisition.